Significant accounting policies - Estimated useful life of intangible assets (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Software (mostly development costs)
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in years)	5 years	5 years
Capitalised software development costs | Minimum [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in years)	5 years	5 years
Capitalised software development costs | Maximum [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in years)	8 years	8 years